Consolidated Statements of Changes in Equity (unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At 1 January 2021 at Dec. 31, 2018	£ 1,003	£ 52,939	£ 53,003		£ (301)	£ (89,720)	£ 16,924
IfrsStatementLineItems [Line Items]
Loss for the period						(10,085)	(10,085)
Total comprehensive loss					(207)	(10,085)	(10,292)
Transactions with owners:
Share-based payment charge						(34)	(34)
Total contribution by and distributions to owners	20	12,940				(34)	12,926
At 30 June 2021 at Dec. 31, 2019	1,023	65,879	53,003		(508)	(99,839)	19,558
IfrsStatementLineItems [Line Items]
Loss for the period						(22,189)	(22,189)
Total comprehensive loss					(508)	(22,189)	(21,681)
Transactions with owners:
Costs associated with share issue on 16 February 2021		(489)					(489)
Share-based payment charge						(404)	(404)
Total contribution by and distributions to owners	40	8,485		720		(404)	8,841
At 30 June 2021 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the period						(3,154)	(3,154)
Total comprehensive loss						(3,154)	(3,154)
Transactions with owners:
Exercise of warrants on 16 February 2021		161					161
Costs associated with share issue on 16 February 2021		(10)					(10)
Share-based payment charge						37	37
Total contribution by and distributions to owners		151				37	188
At 30 June 2021 at Jun. 30, 2021	1,063	74,515	53,003	720		(125,549)	3,752
At 1 January 2021 at Dec. 31, 2020	1,063	74,364	53,003	720		(122,432)	6,718
IfrsStatementLineItems [Line Items]
Loss for the period						(5,460)	(5,460)
Total comprehensive loss						(5,460)	(5,460)
Transactions with owners:
Costs associated with share issue on 16 February 2021		(1,046)					(1,046)
Shares issued on 3 May 2022	35	9,965					10,000
Share-based payment charge						89	89
Total contribution by and distributions to owners	35	9,070				89	9,194
At 30 June 2021 at Dec. 31, 2021	1,098	83,434	53,003	720		(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the period						(3,061)	(3,061)
Total comprehensive loss						(3,061)	(3,061)
Transactions with owners:
Exercise of warrants on 16 February 2021
Shares issued on 3 May 2022
Share-based payment charge						100	100
Total contribution by and distributions to owners						100	100
At 30 June 2021 at Jun. 30, 2022	£ 1,098	£ 83,434	£ 53,003	£ 720		£ (130,764)	£ 7,491